EXIT AND DISPOSAL ACTIVITIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Restructuring and Related Activities [Abstract]
Summary of Severance Liability Recognized for Reduction in Workforce

The following table summarizes the activity in the severance liability recognized for this reduction in workforce in the accompanying consolidated balance sheets as of March 31, 2020, by reportable segment (in thousands):

	Cemetery Operations	Funeral Home Operations	Corporate	Consolidated
Balance at December 31, 2019	$86	$—	$64	$150
Accruals	—	—	—	—
Cash payments	(86)	—	(64)	(150)

Balance at March 31, 2020	$—	$—	$—	$—

The following table summarizes the activity in the severance liability recognized for this reduction in workforce in the accompanying consolidated balance sheet as of December 31, 2019, by reportable segment (in thousands):

	Cemetery Operations	Funeral Home Operations	Corporate	Consolidated
Balance at January 1, 2019	$—	$—	$—	$—
Accruals	935	25	583	1,543
Cash payments	(849)	(25)	(519)	(1,393)

Balance at December 31, 2019	$86	$—	$64	$150